SHARE BASED PAYMENTS (Schedule of Stock Option Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.12%	0.00%	2.03%
Expected term	25 days	4 months 21 days	1 year
Volatility	67.57%	70.64%	73.48%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.34%	0.79%	2.58%
Expected term	3 years 2 months 10 days	3 years 1 month 5 days	2 years 4 months 21 days
Volatility	94.43%	70.74%	113.84%